Commitments and contingencies - Letters of credit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 140.0	$ 155.9	S/ 1,780,126,238
Consorcio Energtico de Huancavelica S.A.
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	186,413,288
Inversiones Colquijirca S.A.
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	90,846,185
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	68,556,629
Minera Yanacocha S.R.L
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	558,044,001
Empresa de Generacin Huanza S.A
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	1
Sociedad Minera El Brocal S.A.A
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	4,965,941
Compaa Minera Condesa S.A
Disclosure of Commitments and contingencies [Line Items]
Security interest on number of shares owned in favor of the financial entities	21,130,260